OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2012	2011
Unamortized sellers' credit	21,207	24,293
Other items	204	604
	21,411	24,897